Income Tax (Details) - Schedule of income tax provision - Insu acquisition corp. II [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal
Current
Deferred	(119,930)
State and Local
Current
Deferred
Change in valuation allowance	119,930
Income tax provision